UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10065

Investment Company Act File Number

Tax-Managed Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Aerospace & Defense — 3.6%
Hexcel Corp.	68,671	$3,513,895
Mercury Systems, Inc.(1)	56,675	2,488,599

		$6,002,494

Air Freight & Logistics — 0.8%
Hub Group, Inc., Class A(1)	37,569	$1,279,224

		$1,279,224

Banks — 12.2%
Ameris Bancorp	35,563	$1,628,785
Bank of the Ozarks, Inc.	63,500	2,740,025
Columbia Banking System, Inc.	56,207	2,239,287
Eagle Bancorp, Inc.(1)	7,650	477,743
First Hawaiian, Inc.	72,181	2,129,339
South State Corp.	18,795	1,574,081
Sterling Bancorp	113,407	2,619,702
WesBanco, Inc.	55,237	2,111,711
Western Alliance Bancorp(1)	62,330	3,140,185
Wintrust Financial Corp.	21,580	1,625,190

		$20,286,048

Biotechnology — 2.2%
Ligand Pharmaceuticals, Inc.(1)	30,481	$3,685,458

		$3,685,458

Building Products — 0.3%
Trex Co., Inc.(1)	6,068	$456,374

		$456,374

Capital Markets — 3.7%
CBOE Holdings, Inc.	21,632	$2,044,873
Cohen & Steers, Inc.	58,740	2,373,096
Lazard, Ltd., Class A	37,669	1,759,519

		$6,177,488

Chemicals — 2.3%
Balchem Corp.	48,420	$3,757,392

		$3,757,392

Commercial Services & Supplies — 4.4%
Brink’s Co. (The)	20,160	$1,575,504
Deluxe Corp.	31,336	2,262,459
Multi-Color Corp.	42,258	3,401,769

		$7,239,732

Communications Equipment — 1.2%
NETGEAR, Inc.(1)	43,061	$2,062,622

		$2,062,622

Security	Shares	Value
Construction Materials — 1.8%
US Concrete, Inc.(1)	38,360	$3,005,506

		$3,005,506

Diversified Consumer Services — 5.4%
Bright Horizons Family Solutions, Inc.(1)	38,640	$3,052,946
Grand Canyon Education, Inc.(1)	22,008	1,619,129
ServiceMaster Global Holdings, Inc.(1)	98,486	4,329,445

		$9,001,520

Electric Utilities — 0.5%
ALLETE, Inc.	11,484	$841,433

		$841,433

Electrical Equipment — 1.8%
AZZ, Inc.	26,649	$1,351,104
EnerSys	21,715	1,569,343

		$2,920,447

Electronic Equipment, Instruments & Components — 2.5%
Dolby Laboratories, Inc., Class A	66,565	$3,444,739
MTS Systems Corp.	14,900	785,230

		$4,229,969

Energy Equipment & Services — 0.5%
Oceaneering International, Inc.	31,493	$807,795

		$807,795

Equity Real Estate Investment Trusts (REITs) — 5.0%
CubeSmart	112,916	$2,784,509
DCT Industrial Trust, Inc.	45,450	2,560,653
Education Realty Trust, Inc.	38,519	1,446,388
Parkway, Inc.	63,950	1,471,489

		$8,263,039

Food & Staples Retailing — 1.9%
Performance Food Group Co.(1)	112,451	$3,238,589

		$3,238,589

Food Products — 1.5%
Pinnacle Foods, Inc.	42,278	$2,510,468

		$2,510,468

Health Care Equipment & Supplies — 5.7%
ICU Medical, Inc.(1)	13,529	$2,325,635
Integra LifeSciences Holdings Corp.(1)	74,570	3,703,146
West Pharmaceutical Services, Inc.	38,435	3,409,185

		$9,437,966

Health Care Providers & Services — 1.8%
Amedisys, Inc.(1)	35,195	$1,666,835
Envision Healthcare Corp.(1)	24,495	1,382,253

		$3,049,088

Health Care Technology — 0.8%
Cotiviti Holdings, Inc.(1)	31,116	$1,339,544

		$1,339,544

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.9%
Dave & Buster’s Entertainment, Inc.(1)	15,397	$956,308
Papa John’s International, Inc.	8,310	592,752

		$1,549,060

Household Products — 0.7%
Central Garden & Pet Co., Class A(1)	35,542	$1,093,272

		$1,093,272

Insurance — 4.4%
First American Financial Corp.	69,615	$3,370,062
Horace Mann Educators Corp.	65,995	2,435,216
RLI Corp.	24,820	1,441,049

		$7,246,327

Internet Software & Services — 0.3%
Okta, Inc.(1)	24,991	$548,552

		$548,552

IT Services — 5.0%
Black Knight Financial Services, Inc., Class A(1)	57,934	$2,462,195
CSG Systems International, Inc.	63,196	2,613,155
Euronet Worldwide, Inc.(1)	33,559	3,242,135

		$8,317,485

Life Sciences Tools & Services — 2.5%
Cambrex Corp.(1)	43,800	$2,671,800
Patheon NV(1)	33,610	1,175,006
VWR Corp.(1)	8,230	271,590

		$4,118,396

Machinery — 2.5%
Milacron Holdings Corp.(1)	108,104	$1,943,710
RBC Bearings, Inc.(1)	21,881	2,261,182

		$4,204,892

Marine — 1.3%
Kirby Corp.(1)	35,829	$2,181,986

		$2,181,986

Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy, Inc.(1)	14,847	$1,423,530
Jagged Peak Energy, Inc.(1)	38,454	544,509
PDC Energy, Inc.(1)	45,296	2,136,159

		$4,104,198

Professional Services — 2.8%
Dun & Bradstreet Corp. (The)	15,793	$1,749,233
WageWorks, Inc.(1)	43,940	2,864,888

		$4,614,121

Road & Rail — 1.8%
Landstar System, Inc.	35,076	$2,916,569

		$2,916,569

Semiconductors & Semiconductor Equipment — 1.7%
Veeco Instruments, Inc.(1)	90,560	$2,789,248

		$2,789,248

Security	Shares	Value
Software — 6.7%
ACI Worldwide, Inc.(1)	161,256	$3,736,302
Blackbaud, Inc.	31,600	2,917,944
RealPage, Inc.(1)	113,720	4,406,650

		$11,060,896

Specialty Retail — 2.1%
Burlington Stores, Inc.(1)	29,910	$2,603,067
Lithia Motors, Inc., Class A	9,450	975,713

		$3,578,780

Textiles, Apparel & Luxury Goods — 0.3%
Steven Madden, Ltd.(1)	13,002	$533,082

		$533,082

Thrifts & Mortgage Finance — 1.8%
Essent Group, Ltd.(1)	79,210	$3,043,248

		$3,043,248

Total Common Stocks (identified cost $126,317,205)		$161,492,308

Exchange-Traded Funds — 2.5%

Security	Shares	Value
Equity Funds — 2.5%
iShares Russell 2000 ETF	29,765	$4,212,045

Total Exchange-Traded Funds (identified cost $4,104,222)		$4,212,045

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(2)	650,545	$650,675

Total Short-Term Investments (identified cost $650,675)		$650,675

Total Investments — 100.1% (identified cost $131,072,102)		$166,355,028

Other Assets, Less Liabilities — (0.1)%		$(104,809)

Net Assets — 100.0%		$166,250,219

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $15,908.

The Portfolio did not have any open financial instruments at July 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$130,974,367

Gross unrealized appreciation	$36,639,422
Gross unrealized depreciation	(1,258,761)

Net unrealized appreciation	$35,380,661

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$161,492,308	*	$—	$—	$161,492,308
Exchange-Traded Funds	4,212,045		—	—	4,212,045
Short-Term Investments	—		650,675	—	650,675
Total Investments	$165,704,353		$650,675	$—	$166,355,028

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017